Share-based Compensation - Additional Information (Detail) - Directors Deferred Share Unit Plan [Member]	12 Months Ended
Dec. 31, 2025
Bottom of range [member]
Disclosure of Share Based Payment Arrangements [Line Items]
Percentage of director compensation in deferred shares	60.00%
Top of range [member]
Disclosure of Share Based Payment Arrangements [Line Items]
Percentage of director compensation in deferred shares	100.00%